Income Taxes (Tables)	12 Months Ended
Jun. 30, 2019
Income Taxes (Tables)
Schedule of Federal statutory income tax
	June 30, 2019	June 30, 2018
Federal statutory rates	$(392,070)	$(8,899)
Permanent difference	72,981	-
Valuation allowance against net deferred tax assets	319,089	8,899
Effective rate	$-	$-

Schedule of deferred tax assets and liabilities

	June 30, 2019	June 30, 2018
Deferred income tax asset
Net operating loss carryforwards	$310,808	$6,211
Accruals	17,180	2,688
Total deferred income tax asset	327,988	8,899
Valuation allowance	(327,988)	(8,899)
Total deferred income tax asset	$-	$-